Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 20,764	$ 26,870	$ 26,870
Less: Accumulated depreciation	(20,694)	(26,780)	(26,578)
Property and equipment, net	70	90	292
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	19,062	24,668	24,668
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,702	$ 2,202	$ 2,202